Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of remuneration of members of the board of directors (Details) - Board directors - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Remuneration concept
Fixed salary remuneration of executive directors	€ 2,859	€ 3,234
Variable salary remuneration of executive directors	0	0
Directors fees	525	590
Bylaw-stipulated emoluments (annual emolument)	1,890	1,857
Other (except insurance premiums)	1,317	1,236
Sub-total	6,591	6,917
Transactions with shares and/or other financial instruments	0	0
Total remuneration	€ 6,591	€ 6,917